6. PREMISES AND EQUIPMENT (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Premises And Equipment Details Narrative
Rent expense	$ 93	$ 101	$ 161